Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
OTG Latin America Fund (Class A Shares)
Shareholder Report [Line Items]
Fund Name	OTG Latin America Fund
Class Name	Class A Shares
Trading Symbol	OTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OTG Latin America Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at otgam.net/products/mutual-fund/latin-america-fund-otgax. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	otgam.net/products/mutual-fund/latin-america-fund-otgax
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America Fund	$94	1.95%¹

¹	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95% [1]
Net Assets	$ 17,033,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 95,000
Investment Company, Portfolio Turnover	26.23%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$17,033
Number of Holdings	44
Total Advisory Fee Paid	$95,000
Portfolio Turnover Rate	26.23%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Morgan Stanley Institutional Liquid Government Fund - Institutional Class	7.19%
Lojas Renner SA	4.39%
XP, Inc.	3.84%
Cemex S.A.B. de C.V.	3.79%
Ambev SA	3.61%
Vale SA	3.31%
Petroleo Brasileiro SA	3.07%
Suzano SA	3.05%
Globant SA	2.90%
Wal-Mart de Mexico S.A.B. de C.V.	2.87%

[1]	Annualized